Biological Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about biological assets [abstract]
Biological Assets

Note 6 – Biological Assets:

(1) Fair value hierarchy

The table hereunder presents the biological assets that are measured at fair value, using a valuation method according to the fair value levels.

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	NIS thousands	NIS thousands	NIS thousands	NIS thousands
Biological Assets	-	-	822	822

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	NIS thousands	NIS thousands	NIS thousands	NIS thousands
Biological Assets	-	-	6,365	6,365

As stated in Note 2E above, the Company measures biological assets (level 3), which are mostly comprised of medical cannabis plants and agricultural produce, at fair value less selling costs up to the point of harvest. This value serves as the cost basis of inventory after the harvest.

The Company’s biological assets are primarily comprised of medical cannabis seedlings and medical cannabis. Presented below are the changes in biological assets during the reporting period:

	2023	2022
	NIS in thousands
Balance as of January 1	6,365	5,566
Costs of growing medical cannabis plants	57,496	79,131
Change in fair value less selling costs	261	13,054
Damaged (See Note 1(2) and Note 12B)	(8,885)	-
Transfer to inventory	(54,415)	(91,386)
Balance as of December 31	822	6,365

Note 6 – Biological Assets (Cont.):

Disclosure regarding assumptions which were used to estimate the net fair value of biological assets

A.	below are the main assumptions used:

	31/12/2023	31/12/2022
Net growing area (in thousands of square meters)	10.5	10.5
Estimate net yield as of the reporting date (tons) (1)	0.2	1.9
Estimated net selling price (NIS per gram) (2)	16.9	17.4
Estimated growing cycle length (in weeks) (3)	13	13
Estimated growing cycle completion rate (in percent) (4)	38%	28%
Proportion of plants which do not reach the harvesting stage (5)	3%	3%

(1)	According to the number of seedlings as of the end of the reporting period
(2)	According to the price range of the Company’s existing products as of the end of the reporting period
(3)	In accordance with the Company’s experience, and according to the strains which exist as of the reporting date
(4)	By planting date vs. growing cycle length
(5)	According to the final product net weight

B.	Below is a sensitivity analysis on the fair value of the biological assets (in NIS thousands) in respect of a 10% increase in each of the following variables:

	31/12/2023	31/12/2022
Average selling price	100	769
Proportion of oil products	1	18
Proportion of plants which do not reach the harvesting	2	(20)